Consolidated Statement of Operations and Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of profit or loss and other comprehensive income [abstract]
Net operating revenue	R$ 36,043	R$ 28,082	R$ 23,017
Cost of sales	(30,129)	(23,349)	(18,845)
Gross profit	5,914	4,733	4,172
Operating expenses, net
Selling expenses	(2,811)	(2,273)	(1,908)
General and administrative expenses	(435)	(352)	(275)
Depreciation and amortization	(503)	(395)	(313)
Other operating expenses, net	(97)	(11)	(3)
Operating profit	2,068	1,702	1,673
Net financial result	(443)	(200)	(120)
Income before income taxes from continuing operations	1,625	1,502	1,553
Income tax and social contribution	(436)	(426)	(477)
Net income from continuing operations	1,189	1,076	1,076
Discontinued operations
Net income from discontinued operations, net of taxes	367	(16)
Net income for the year	1,556	1,060	1,076
Items that may be subsequently reclassified to the statement of operations
Exchange rate differences on translation of foreign investments	358	220
Cash flow hedge		5
Other comprehensive income for the year	358	225
Total comprehensive income for the year	1,914	1,285	1,076
Net income for the year attributable to:
Controlling shareholders	1,398	1,047	1,076
Non-controlling interest	158	13
Total of controlling and non-controlling income for the year	1,556	1,060	1,076
Total comprehensive income attributable to:
Controlling shareholders	1,165	1,209	1,076
Non-controlling shareholders	749	76
Total comprehensive income for the year	R$ 1,914	R$ 1,285	R$ 1,076
Basic and diluted earnings per share for continuing operations attributable to controlling shareholders (in Reais - R$)	R$ 4.43657	R$ 4.17054	R$ 6.21186
Basic and diluted earnings per share attributable to controlling shareholders (in Reais - R$)	R$ 5.21642	R$ 4.05814	R$ 6.21186